Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred revenues - current	$ 2,532	$ 3,402
Office lease liability – current	24,875	35,882
Asset Retirement Obligation, Current	0	3,219
Accrued liabilities and other (note 7)	82,000	82,468
Accrued Liabilities, Current	2,665	3,376
Voyage And Vessel Accrued Liabilities Current	36,665	41,729
Obligation related to EU ETS - Current liability	6,588	0
Employee-related Liabilities, Current	30,286	28,215
EU ETS Expense	6,700
Accrued Liabilities
Obligation related to EU ETS - Current liability	700
EU ETS Tax Credits	6,600
Office Building [Member]
Office lease liability – current	$ 3,264	$ 2,527